SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2018 are attached.

Transamerica Stock Index

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

Value
Master Portfolio - 100.0%
S&P 500 Index Master Portfolio	$ 660,776,664

Total Investments (Cost $660,776,664)	660,776,664
Net Other Assets (Liabilities) - (0.0)% (A)	(251,764)

Net Assets - 100.0%	$ 660,524,900

FOOTNOTE TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 1	March 31, 2018 Form N-Q

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.

TAM is responsible for all aspects of the day-to-day management of the Fund.

TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Fund from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

Investment valuation: The value of the Fund’s investment in the Master Portfolio, included within the Schedule of Investments, reflects the Fund’s proportional interest in the net assets of the Master Portfolio. At period ended March 31, 2018, the Fund held a 4.43% ownership interest in the Master Portfolio.

The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Schedule of Investments, which accompany this report.

Transamerica Funds	Page 1	March 31, 2018 Form N-Q

Master Investment Portfolio — S&P 500 Index Master Portfolio

Schedule of Investments (unaudited)
March 31, 2018	S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.4%
Aerospace & Defense — 2.8%
Arconic, Inc.	279,348	$6,436,178
Boeing Co.	361,214	118,434,846
General Dynamics Corp.	180,383	39,846,605
Huntington Ingalls Industries, Inc.	29,604	7,630,727
L3 Technologies, Inc.	50,772	10,560,576
Lockheed Martin Corp.	162,202	54,812,922
Northrop Grumman Corp.	113,673	39,685,518
Raytheon Co.	188,454	40,672,142
Rockwell Collins, Inc.	106,872	14,411,689
Textron, Inc.	170,504	10,054,621
TransDigm Group, Inc.	31,640	9,711,582
United Technologies Corp.	485,571	61,094,417

		413,351,823

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	92,123	8,632,846
Expeditors International of Washington, Inc.	116,956	7,403,315
FedEx Corp.	160,919	38,638,261
United Parcel Service, Inc., Class B	449,228	47,016,098

		101,690,520

Airlines — 0.5%
Alaska Air Group, Inc.	78,133	4,841,121
American Airlines Group, Inc.	275,057	14,291,962
Delta Air Lines, Inc.	425,706	23,332,891
Southwest Airlines Co.	353,509	20,248,995
United Continental Holdings, Inc. (a)	157,909	10,969,938

		73,684,907

Auto Components — 0.3%
Aptiv PLC	172,979	14,698,025
BorgWarner, Inc.	127,608	6,409,750
Goodyear Tire & Rubber Co.	162,653	4,323,317
Johnson Controls International PLC	603,514	21,267,798

		46,698,890

Automobiles — 0.4%
Ford Motor Co.	2,543,077	28,177,282
General Motors Co.	822,794	29,900,334
Harley-Davidson, Inc.	111,325	4,773,616

		62,851,232

Banks — 6.4%
Bank of America Corp.	6,249,286	187,416,057
BB&T Corp.	507,431	26,406,709
Citigroup, Inc.	1,678,085	113,270,737
Citizens Financial Group, Inc.	317,461	13,327,013
Comerica, Inc.	112,925	10,832,895
Fifth Third Bancorp	452,724	14,373,987
Huntington Bancshares, Inc.	710,918	10,734,862
JPMorgan Chase & Co.	2,242,710	246,630,819
KeyCorp	690,655	13,502,305
M&T Bank Corp.	97,982	18,063,962

Security	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc. (e)	307,872	$46,562,561
Regions Financial Corp.	732,181	13,603,923
SunTrust Banks, Inc.	305,795	20,806,292
SVB Financial Group (a)(b)	34,484	8,276,505
U.S. Bancorp	1,024,417	51,733,058
Wells Fargo & Co.	2,865,843	150,198,832
Zions Bancorporation	127,648	6,730,879

		952,471,396

Beverages — 1.9%
Brown-Forman Corp., Class B	170,637	9,282,653
Coca-Cola Co.	2,506,424	108,853,951
Constellation Brands, Inc., Class A	112,012	25,529,775
Dr. Pepper Snapple Group, Inc.	117,350	13,891,893
Molson Coors Brewing Co., Class B	120,034	9,042,161
Monster Beverage Corp. (a)	269,769	15,433,485
PepsiCo, Inc.	928,808	101,379,393

		283,413,311

Biotechnology — 2.6%
AbbVie, Inc.	1,040,889	98,520,049
Alexion Pharmaceuticals, Inc. (a)	144,635	16,121,017
Amgen, Inc.	436,434	74,403,268
Biogen, Inc. (a)	138,051	37,801,125
Celgene Corp. (a)	490,796	43,783,911
Gilead Sciences, Inc.	855,322	64,482,726
Incyte Corp. (a)	114,415	9,534,202
Regeneron Pharmaceuticals, Inc. (a)	50,356	17,340,592
Vertex Pharmaceuticals, Inc. (a)	165,742	27,012,631

		388,999,521

Building Products — 0.2%
Allegion PLC	61,549	5,249,514
AO Smith Corp.	94,382	6,001,751
Fortune Brands Home & Security, Inc.	95,901	5,647,610
Masco Corp.	206,334	8,344,147

		25,243,022

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	35,458	6,722,128
Ameriprise Financial, Inc.	95,482	14,125,607
Bank of New York Mellon Corp.	659,042	33,960,434
BlackRock, Inc. (e)	80,789	43,765,017
Charles Schwab Corp.	782,259	40,849,565
CME Group, Inc.	222,311	35,956,581
E*Trade Financial Corp. (a)	173,829	9,631,865
Franklin Resources, Inc.	215,425	7,470,939
Goldman Sachs Group, Inc.	230,576	58,072,871
Invesco Ltd.	263,767	8,443,182
Morgan Stanley	900,397	48,585,368
Northern Trust Corp.	138,745	14,308,772
Raymond James Financial, Inc.	84,282	7,535,654
State Street Corp.	239,911	23,926,324

SCHEDULE OF INVESTMENTS	MARCH 31, 2018	1

Schedule of Investments (unaudited) (continued)
March 31, 2018	S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	159,874	$17,261,596

		370,615,903

Chemicals — 2.1%
Air Products & Chemicals, Inc.	142,916	22,727,931
Albemarle Corp.	73,712	6,836,051
CF Industries Holdings, Inc.	151,716	5,724,245
DowDuPont, Inc.	1,526,995	97,284,788
Eastman Chemical Co.	93,684	9,891,157
Ecolab, Inc.	169,723	23,263,932
FMC Corp.	87,417	6,693,520
International Flavors & Fragrances, Inc.	51,231	7,014,036
LyondellBasell Industries NV, Class A	211,015	22,300,065
Monsanto Co.	288,022	33,609,287
Mosaic Co.	227,074	5,513,357
PPG Industries, Inc.	165,771	18,500,043
Praxair, Inc.	187,381	27,039,078
Sherwin-Williams Co.	53,974	21,164,285

		307,561,775

Commercial Services & Supplies — 0.3%
Cintas Corp.	56,303	9,604,166
Iron Mountain, Inc.	186,725	6,135,783
Republic Services, Inc.	146,713	9,716,802
Stericycle, Inc. (a)(b)	56,643	3,315,315
Waste Management, Inc.	260,469	21,910,568

		50,682,634

Communications Equipment — 1.1%
Cisco Systems, Inc.	3,144,769	134,879,100
F5 Networks, Inc. (a)	40,987	5,927,130
Harris Corp.	77,253	12,459,364
Juniper Networks, Inc.	223,770	5,444,324
Motorola Solutions, Inc.	105,360	11,094,408

		169,804,326

Construction & Engineering — 0.1%
Fluor Corp.	90,837	5,197,693
Jacobs Engineering Group, Inc.	77,614	4,590,868
Quanta Services, Inc. (a)	101,761	3,495,491

		13,284,052

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	41,318	8,565,222
Vulcan Materials Co.	85,890	9,806,061

		18,371,283

Consumer Finance — 0.7%
American Express Co.	470,098	43,850,648
Capital One Financial Corp.	316,692	30,345,428
Discover Financial Services	231,043	16,618,923
Navient Corp.	168,799	2,214,643

Security	Shares	Value
Consumer Finance (continued)
Synchrony Financial	465,510	$15,608,550

		108,638,192

Containers & Packaging — 0.3%
Avery Dennison Corp.	58,675	6,234,219
Ball Corp.	227,674	9,040,935
Packaging Corp. of America	62,642	7,059,753
Sealed Air Corp.	113,392	4,852,044
WestRock Co.	164,485	10,555,002

		37,741,953

Distributors — 0.1%
Genuine Parts Co.	95,194	8,552,229
LKQ Corp. (a)	202,947	7,701,839

		16,254,068

Diversified Consumer Services — 0.0%
H&R Block, Inc. (b)	139,724	3,550,387

Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B (a)	1,256,706	250,687,513
CBOE Global Markets, Inc.	73,532	8,390,001
Intercontinental Exchange, Inc.	380,288	27,578,486
Leucadia National Corp.	207,622	4,719,248
Moody’s Corp.	108,523	17,504,760
Nasdaq, Inc.	77,776	6,705,847
S&P Global, Inc.	165,871	31,691,313

		347,277,168

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	4,008,303	142,895,966
CenturyLink, Inc.	633,458	10,407,715
Verizon Communications, Inc.	2,694,690	128,860,076

		282,163,757

Electric Utilities — 1.7%
American Electric Power Co., Inc.	321,586	22,057,584
Duke Energy Corp.	457,425	35,436,715
Edison International	212,409	13,521,957
Entergy Corp.	117,980	9,294,464
Eversource Energy	205,435	12,104,230
Exelon Corp.	629,686	24,564,051
FirstEnergy Corp.	291,226	9,904,596
NextEra Energy, Inc.	308,169	50,333,243
PG&E Corp.	335,868	14,754,681
Pinnacle West Capital Corp.	72,372	5,775,286
PPL Corp.	450,733	12,751,236
Southern Co.	657,672	29,371,587

SCHEDULE OF INVESTMENTS	MARCH 31, 2018	2

Schedule of Investments (unaudited) (continued)
March 31, 2018	S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	330,188	$15,016,950

		254,886,580

Electrical Equipment — 0.5%
Acuity Brands, Inc. (b)	27,562	3,836,355
AMETEK, Inc.	151,078	11,477,396
Eaton Corp. PLC	287,173	22,947,995
Emerson Electric Co.	414,432	28,305,637
Rockwell Automation, Inc.	83,237	14,499,885

		81,067,268

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	199,198	17,156,924
Corning, Inc.	564,852	15,748,046
FLIR Systems, Inc.	91,123	4,557,061
IPG Photonics Corp. (a)	24,761	5,778,722
TE Connectivity Ltd.	229,214	22,898,479

		66,139,232

Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	281,397	7,814,395
Halliburton Co.	568,206	26,671,590
Helmerich & Payne, Inc.	70,592	4,698,603
National Oilwell Varco, Inc.	246,959	9,090,561
Schlumberger Ltd.	902,541	58,466,541
TechnipFMC PLC	287,356	8,462,634

		115,204,324

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	286,820	54,045,493
CVS Health Corp.	662,051	41,186,193
Kroger Co.	574,538	13,754,440
Sysco Corp.	313,397	18,791,284
Walgreens Boots Alliance, Inc.	555,886	36,393,856
Walmart Inc.	947,870	84,331,905

		248,503,171

Food Products — 1.1%
Archer-Daniels-Midland Co.	364,669	15,815,694
Campbell Soup Co.	124,466	5,390,622
Conagra Brands, Inc.	265,951	9,808,273
General Mills, Inc.	370,507	16,695,045
Hershey Co.	91,523	9,057,116
Hormel Foods Corp.	181,422	6,226,403
J.M. Smucker Co.	73,961	9,171,904
Kellogg Co.	162,032	10,533,700
Kraft Heinz Co.	388,665	24,209,943
McCormick & Co., Inc.	78,935	8,397,895
Mondelez International, Inc., Class A	970,728	40,508,438

Security	Shares	Value
Food Products (continued)
Tyson Foods, Inc., Class A	194,283	$14,219,573

		170,034,606

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	1,136,623	68,106,390
Align Technology, Inc. (a)	47,108	11,830,232
Baxter International, Inc.	324,464	21,103,139
Becton Dickinson & Co.	173,714	37,643,824
Boston Scientific Corp. (a)	896,873	24,502,570
Cooper Cos., Inc.	31,815	7,279,590
Danaher Corp.	400,809	39,243,209
Dentsply Sirona, Inc.	149,246	7,508,566
Edwards Lifesciences Corp. (a)	137,137	19,133,354
Hologic, Inc. (a)(b)	179,163	6,693,530
IDEXX Laboratories, Inc. (a)	56,882	10,886,646
Intuitive Surgical, Inc. (a)	73,349	30,280,668
Medtronic PLC	884,493	70,954,028
ResMed, Inc.	93,124	9,169,920
Stryker Corp.	210,414	33,859,821
Varian Medical Systems, Inc. (a)(b)	59,552	7,304,053
Zimmer Biomet Holdings, Inc.	132,338	14,430,136

		419,929,676

Health Care Providers & Services — 2.7%
Aetna, Inc.	213,460	36,074,740
AmerisourceBergen Corp.	106,124	9,148,950
Anthem, Inc.	166,916	36,671,445
Cardinal Health, Inc.	205,226	12,863,566
Centene Corp. (a)	113,073	12,084,112
Cigna Corp.	158,395	26,569,177
DaVita, Inc. (a)	97,143	6,405,609
Envision Healthcare Corp. (a)(b)	81,025	3,113,791
Express Scripts Holding Co. (a)	368,174	25,433,460
HCA Healthcare, Inc.	182,045	17,658,365
Henry Schein, Inc. (a)(b)	102,916	6,916,984
Humana, Inc.	89,864	24,158,139
Laboratory Corp. of America Holdings (a)	66,204	10,708,497
McKesson Corp.	134,680	18,972,372
Quest Diagnostics, Inc.	88,041	8,830,512
UnitedHealth Group, Inc.	631,979	135,243,292
Universal Health Services, Inc., Class B	56,266	6,662,457

		397,515,468

Health Care Technology — 0.1%
Cerner Corp. (a)(b)	205,915	11,943,070

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	265,181	17,390,570
Chipotle Mexican Grill, Inc. (a)(b)	16,069	5,192,055
Darden Restaurants, Inc.	80,495	6,862,199
Hilton Worldwide Holdings, Inc.	131,797	10,380,332
Marriott International, Inc., Class A	196,166	26,674,653

SCHEDULE OF INVESTMENTS	MARCH 31, 2018	3

Schedule of Investments (unaudited) (continued)
March 31, 2018	S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	520,451	$81,388,127
MGM Resorts International	332,044	11,628,181
Norwegian Cruise Line Holdings Ltd. (a)	135,293	7,166,470
Royal Caribbean Cruises Ltd.	111,554	13,134,368
Starbucks Corp.	917,576	53,118,417
Wyndham Worldwide Corp.	64,801	7,415,178
Wynn Resorts Ltd.	52,457	9,566,058
Yum! Brands, Inc.	216,940	18,468,102

		268,384,710

Household Durables — 0.4%
D.R. Horton, Inc.	225,980	9,906,963
Garmin Ltd.	74,601	4,396,237
Leggett & Platt, Inc.	87,619	3,886,779
Lennar Corp., Class A	178,984	10,549,317
Mohawk Industries, Inc. (a)	40,874	9,491,760
Newell Brands, Inc.	320,612	8,169,168
PulteGroup, Inc.	164,364	4,847,094
Whirlpool Corp.	45,867	7,022,697

		58,270,015

Household Products — 1.4%
Church & Dwight Co., Inc.	156,231	7,867,793
Clorox Co.	84,157	11,202,138
Colgate-Palmolive Co.	571,124	40,938,169
Kimberly-Clark Corp.	228,432	25,157,216
Procter & Gamble Co.	1,645,962	130,491,788

		215,657,104

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	430,250	4,891,943
NRG Energy, Inc.	191,493	5,846,281

		10,738,224

Industrial Conglomerates — 1.7%
3M Co.	389,001	85,393,500
General Electric Co.	5,664,108	76,352,162
Honeywell International, Inc.	491,379	71,009,179
Roper Technologies, Inc.	67,090	18,831,492

		251,586,333

Insurance — 2.5%
Aflac, Inc.	509,266	22,285,480
Allstate Corp.	231,444	21,940,891
American International Group, Inc.	586,094	31,895,235
Aon PLC	160,592	22,535,875
Arthur J Gallagher & Co.	117,890	8,102,580
Assurant, Inc.	36,323	3,320,285
Brighthouse Financial, Inc. (a)	65,918	3,388,185
Chubb Ltd.	302,489	41,371,421
Cincinnati Financial Corp.	99,096	7,358,869
Everest Re Group Ltd.	27,458	7,051,764

Security	Shares	Value
Insurance (continued)
Hartford Financial Services Group, Inc.	232,165	$11,961,141
Lincoln National Corp.	141,471	10,335,871
Loews Corp.	174,061	8,656,054
Marsh & McLennan Cos., Inc.	331,196	27,353,478
MetLife, Inc.	675,917	31,017,785
Principal Financial Group, Inc.	174,602	10,635,008
Progressive Corp.	380,567	23,187,947
Prudential Financial, Inc.	274,856	28,461,339
Torchmark Corp.	69,803	5,875,319
Travelers Cos., Inc.	177,093	24,591,134
Unum Group	143,459	6,830,083
Willis Towers Watson PLC	85,866	13,067,947
XL Group Ltd.	167,721	9,268,262

		380,491,953

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc. (a)	262,324	379,672,018
Booking Holdings, Inc. (a)	31,827	66,212,573
Expedia, Inc.	80,033	8,836,444
Netflix, Inc. (a)	283,285	83,667,929
TripAdvisor, Inc. (a)(b)	73,445	3,003,166

		541,392,130

Internet Software & Services — 4.7%
Akamai Technologies, Inc. (a)	110,768	7,862,313
Alphabet, Inc., Class A (a)	194,878	202,115,769
Alphabet, Inc., Class C (a)	198,739	205,056,913
eBay, Inc. (a)	614,031	24,708,607
Facebook, Inc., Class A (a)	1,564,316	249,961,894
VeriSign, Inc. (a)(b)	55,170	6,540,955

		696,246,451

IT Services — 4.2%
Accenture PLC, Class A	402,736	61,819,976
Alliance Data Systems Corp.	31,903	6,790,873
Automatic Data Processing, Inc.	289,168	32,814,785
Cognizant Technology Solutions Corp., Class A	383,785	30,894,692
CSRA, Inc.	104,397	4,304,288
DXC Technology Co.	186,079	18,706,522
Fidelity National Information Services, Inc.	215,404	20,743,405
Fiserv, Inc. (a)	269,018	19,183,674
Gartner, Inc. (a)(b)	60,163	7,076,372
Global Payments, Inc.	103,558	11,548,788
International Business Machines Corp.	559,063	85,777,036
Mastercard, Inc., Class A	602,936	105,610,270
Paychex, Inc.	207,711	12,792,920
PayPal Holdings, Inc. (a)	736,643	55,889,104
Total System Services, Inc.	109,037	9,405,532
Visa, Inc., Class A	1,177,087	140,803,027

SCHEDULE OF INVESTMENTS	MARCH 31, 2018	4

Schedule of Investments (unaudited) (continued)
March 31, 2018	S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Western Union Co.	301,750	$5,802,653

		629,963,917

Leisure Products — 0.1%
Hasbro, Inc.	75,836	6,392,975
Mattel, Inc. (b)	232,614	3,058,874

		9,451,849

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	210,795	14,102,185
Illumina, Inc. (a)	95,993	22,694,665
IQVIA Holdings, Inc. (a)	95,227	9,342,721
Mettler-Toledo International, Inc. (a)	16,538	9,509,846
PerkinElmer, Inc.	71,741	5,432,229
Thermo Fisher Scientific, Inc.	262,244	54,142,690
Waters Corp. (a)	51,240	10,178,826

		125,403,162

Machinery — 1.7%
Caterpillar, Inc.	390,198	57,507,234
Cummins, Inc.	101,561	16,462,023
Deere & Co.	211,391	32,833,250
Dover Corp.	100,936	9,913,934
Flowserve Corp.	86,549	3,750,168
Fortive Corp.	199,070	15,431,907
Illinois Tool Works, Inc.	200,905	31,473,777
Ingersoll-Rand PLC	162,918	13,931,118
PACCAR, Inc.	229,287	15,171,921
Parker-Hannifin Corp.	86,666	14,822,486
Pentair PLC	107,216	7,304,626
Snap-on, Inc.	37,306	5,504,127
Stanley Black & Decker, Inc.	100,177	15,347,116
Xylem, Inc.	117,503	9,038,331

		248,492,018

Media — 2.6%
CBS Corp., Class B	227,633	11,698,060
Charter Communications, Inc., Class A (a)	121,334	37,761,567
Comcast Corp.,, Class A	3,024,585	103,350,035
Discovery Communications, Inc., Class A (a)(b)	115,925	2,484,273
Discovery Communications, Inc., Class C (a)	181,995	3,552,542
DISH Network Corp., Class A (a)	153,608	5,820,207
IHS Markit Ltd. (a)	235,591	11,364,910
Interpublic Group of Cos., Inc.	245,182	5,646,541
News Corp., Class A	271,386	4,287,899
News Corp., Class B	53,983	869,126
Omnicom Group, Inc.	149,610	10,872,159
Time Warner, Inc.	508,867	48,128,641
Twenty-First Century Fox, Inc., Class A	667,588	24,493,804
Twenty-First Century Fox, Inc., Class B	306,241	11,137,985

Security	Shares	Value
Media (continued)
Viacom, Inc., Class B	233,027	$7,237,819
Walt Disney Co.	981,252	98,556,951

		387,262,519

Metals & Mining — 0.3%
Freeport-McMoRan, Inc. (a)	878,014	15,426,688
Newmont Mining Corp.	347,918	13,593,156
Nucor Corp.	206,975	12,644,103

		41,663,947

Multi-Utilities — 1.0%
Alliant Energy Corp.	152,211	6,219,341
Ameren Corp.	159,042	9,006,548
CenterPoint Energy, Inc.	284,307	7,790,012
CMS Energy Corp.	181,972	8,241,512
Consolidated Edison, Inc.	203,567	15,866,012
Dominion Energy, Inc.	425,505	28,691,735
DTE Energy Co.	116,989	12,213,652
NiSource, Inc.	225,931	5,402,010
Public Service Enterprise Group, Inc.	329,365	16,547,298
SCANA Corp.	95,454	3,584,298
Sempra Energy	166,706	18,541,041
WEC Energy Group, Inc.	205,744	12,900,149

		145,003,608

Multiline Retail — 0.5%
Dollar General Corp.	168,106	15,726,316
Dollar Tree, Inc. (a)	154,469	14,659,108
Kohl’s Corp.	111,996	7,336,858
Macy’s, Inc.	191,977	5,709,396
Nordstrom, Inc.	77,577	3,755,503
Target Corp.	354,613	24,620,711

		71,807,892

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	356,364	21,527,949
Andeavor	92,346	9,286,314
Apache Corp.	246,696	9,492,862
Cabot Oil & Gas Corp.	299,398	7,179,564
Chevron Corp.	1,247,260	142,237,530
Cimarex Energy Co.	63,309	5,919,391
Concho Resources, Inc. (a)	96,915	14,569,232
ConocoPhillips	765,827	45,405,883
Devon Energy Corp.	341,510	10,856,603
EOG Resources, Inc.	376,962	39,682,790
EQT Corp.	160,672	7,633,527
Exxon Mobil Corp.	2,766,467	206,406,028
Hess Corp.	176,561	8,937,518
Kinder Morgan, Inc.	1,228,257	18,497,550
Marathon Oil Corp.	561,928	9,063,899
Marathon Petroleum Corp.	309,927	22,658,763
Newfield Exploration Co. (a)	136,402	3,330,937
Noble Energy, Inc.	319,918	9,693,515

SCHEDULE OF INVESTMENTS	MARCH 31, 2018	5

Schedule of Investments (unaudited) (continued)
March 31, 2018	S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	498,708	$32,396,072
ONEOK, Inc.	267,172	15,207,430
Phillips 66	274,191	26,300,401
Pioneer Natural Resources Co.	110,889	19,048,512
Range Resources Corp.	162,294	2,359,755
Valero Energy Corp.	283,491	26,299,460
Williams Cos., Inc.	536,017	13,325,383

		727,316,868

Paper & Forest Products — 0.1%
International Paper Co.	267,881	14,312,882

Personal Products — 0.2%
Coty, Inc., Class A	319,559	5,847,930
Estee Lauder Cos., Inc., Class A	146,874	21,989,975

		27,837,905

Pharmaceuticals — 4.5%
Allergan PLC	215,388	36,247,647
Bristol-Myers Squibb Co.	1,065,756	67,409,067
Eli Lilly & Co.	629,076	48,671,610
Johnson & Johnson	1,751,730	224,484,199
Merck & Co., Inc.	1,759,472	95,838,440
Mylan NV (a)	335,534	13,813,935
Nektar Therapeutics (a)	105,069	11,164,632
Perrigo Co. PLC	87,898	7,325,419
Pfizer, Inc.	3,887,054	137,951,511
Zoetis, Inc.	318,231	26,575,471

		669,481,931

Professional Services — 0.2%
Equifax, Inc.	78,339	9,229,117
Nielsen Holdings PLC	223,158	7,094,193
Robert Half International, Inc.	82,401	4,770,194
Verisk Analytics, Inc. (a)	100,956	10,499,424

		31,592,928

Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc. (b)	66,235	8,272,089
American Tower Corp.	287,820	41,831,759
Apartment Investment & Management Co., Class A	102,328	4,169,866
AvalonBay Communities, Inc.	89,606	14,736,603
Boston Properties, Inc.	100,294	12,358,227
Crown Castle International Corp.	270,787	29,680,963
Digital Realty Trust, Inc.	133,658	14,084,880
Duke Realty Corp.	229,460	6,076,101
Equinix, Inc.	51,657	21,599,858
Equity Residential	239,028	14,728,905
Essex Property Trust, Inc.	42,945	10,336,003
Extra Space Storage, Inc.	82,553	7,211,830
Federal Realty Investment Trust	47,024	5,459,957

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
GGP, Inc.	410,634	$8,401,572
HCP, Inc.	314,250	7,300,027
Host Hotels & Resorts, Inc.	481,264	8,970,761
Kimco Realty Corp.	281,120	4,048,128
Macerich Co. (b)	72,497	4,061,282
Mid-America Apartment Communities, Inc.	76,283	6,960,061
Prologis, Inc.	347,540	21,891,544
Public Storage	97,687	19,575,498
Realty Income Corp. (b)	189,594	9,807,698
Regency Centers Corp.	95,414	5,627,518
SBA Communications Corp. (a)	75,993	12,988,723
Simon Property Group, Inc.	202,773	31,298,012
SL Green Realty Corp.	58,685	5,682,468
UDR, Inc.	176,982	6,304,099
Ventas, Inc.	230,870	11,434,991
Vornado Realty Trust (b)	114,346	7,695,486
Welltower, Inc.	239,344	13,027,494
Weyerhaeuser Co.	491,679	17,208,730

		392,831,133

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	187,324	8,845,439

Road & Rail — 0.9%
CSX Corp.	579,136	32,263,611
JB Hunt Transport Services, Inc.	55,675	6,522,326
Kansas City Southern	66,969	7,356,545
Norfolk Southern Corp.	185,173	25,142,790
Union Pacific Corp.	514,021	69,099,843

		140,385,115

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc. (a)(b)	548,479	5,512,214
Analog Devices, Inc.	240,828	21,946,656
Applied Materials, Inc.	686,030	38,150,128
Broadcom Ltd.	267,911	63,133,227
Intel Corp.	3,055,469	159,128,773
KLA-Tencor Corp.	102,031	11,122,399
Lam Research Corp.	106,393	21,614,802
Microchip Technology, Inc.	152,785	13,958,437
Micron Technology, Inc. (a)	755,019	39,366,691
NVIDIA Corp.	395,005	91,479,208
Qorvo, Inc. (a)	84,891	5,980,571
QUALCOMM, Inc.	966,107	53,531,989
Skyworks Solutions, Inc.	119,011	11,932,043
Texas Instruments, Inc.	642,209	66,719,093
Xilinx, Inc.	165,937	11,987,289

		615,563,520

Software — 5.7%
Activision Blizzard, Inc.	494,927	33,387,775

SCHEDULE OF INVESTMENTS	MARCH 31, 2018	6

Schedule of Investments (unaudited) (continued)
March 31, 2018	S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Adobe Systems, Inc. (a)	320,947	$69,350,228
ANSYS, Inc. (a)	54,908	8,603,535
Autodesk, Inc. (a)	143,690	18,044,590
CA, Inc.	208,735	7,076,117
Cadence Design Systems, Inc. (a)	183,433	6,744,831
Citrix Systems, Inc. (a)	83,180	7,719,104
Electronic Arts, Inc. (a)	200,117	24,262,185
Intuit, Inc.	158,670	27,505,444
Microsoft Corp.	5,026,938	458,808,540
Oracle Corp.	1,972,411	90,237,803
Red Hat, Inc. (a)	115,518	17,271,096
salesforce.com, Inc. (a)(b)	447,997	52,102,051
Symantec Corp.	403,362	10,426,908
Synopsys, Inc. (a)	98,215	8,175,417
Take-Two Interactive Software, Inc. (a)	74,919	7,325,580

		847,041,204

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	46,396	5,500,246
AutoZone, Inc. (a)	17,717	11,492,841
Best Buy Co., Inc.	165,961	11,615,610
CarMax, Inc. (a)	119,019	7,372,037
Foot Locker, Inc.	76,660	3,491,096
Gap, Inc.	143,297	4,470,866
Home Depot, Inc.	762,154	135,846,151
L Brands, Inc.	164,684	6,292,576
Lowe’s Cos., Inc.	541,393	47,507,236
O’Reilly Automotive, Inc. (a)	54,480	13,477,262
Ross Stores, Inc.	249,176	19,430,744
Tiffany & Co.	67,938	6,634,825
TJX Cos., Inc.	412,805	33,668,376
Tractor Supply Co.	83,283	5,248,495
Ulta Salon Cosmetics & Fragrance, Inc. (a)	37,665	7,693,830

		319,742,191

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	3,312,761	555,814,873
Hewlett Packard Enterprise Co.	1,022,078	17,927,248
HP, Inc.	1,067,906	23,408,499
NetApp, Inc.	174,726	10,778,847
Seagate Technology PLC	185,724	10,868,568
Western Digital Corp.	194,158	17,914,959

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Corp.	142,593	$4,103,827

		640,816,821

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	235,045	4,329,529
Michael Kors Holdings Ltd. (a)	98,833	6,135,553
NIKE, Inc., Class B	846,426	56,236,477
PVH Corp.	51,431	7,788,196
Ralph Lauren Corp.	35,345	3,951,571
Tapestry, Inc.	185,109	9,738,585
Under Armour, Inc., Class A (a)	132,321	2,163,448
Under Armour, Inc., Class C (a)(b)	105,511	1,514,083
VF Corp.	213,737	15,842,186

		107,699,628

Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	220,243	4,109,734

Tobacco — 1.2%
Altria Group, Inc.	1,240,509	77,308,458
Philip Morris International, Inc.	1,013,832	100,774,901

		178,083,359

Trading Companies & Distributors — 0.2%
Fastenal Co.	187,692	10,246,106
United Rentals, Inc. (a)	54,997	9,499,632
W.W. Grainger, Inc.	33,311	9,402,696

		29,148,434

Water Utilities — 0.1%
American Water Works Co., Inc.	116,510	9,568,966

Total Long-Term Investments — 98.4% (Cost — $9,155,108,341)		14,685,767,405

Short-Term Securities — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.58% (c)(d)(e)	55,892,107	55,892,107
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%, 12/31/50 (d)(e)	191,475,987	191,475,987

Total Short-Term Securities — 1.7% (Cost — $247,368,980)		247,368,094

Total Investments — 100.1% (Cost — $9,770,690,085)		14,933,135,499
Liabilities in Excess of Other Assets — (0.1)%		(9,404,883)

Net Assets — 100.0%		$14,923,730,616

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	MARCH 31, 2018	7

Schedule of Investments (unaudited) (continued)
March 31, 2018	S&P 500 Index Master Portfolio

(e)

During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares Held at 12/31/17	Shares Purchased	Shares Sold	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	73,422	7,367	—	80,789	43,765,017	217,178	—	1,949,571
BlackRock Cash Funds:
Institutional, SL Agency Shares	70,033,981	—	(14,141,874)(b)	55,892,107	$55,892,107	$58,169(c)	$(3,880)	$(4,089)
BlackRock Cash Funds:
Treasury, SL Agency Shares	164,203,034	27,272,953(d)	—	191,475,987	191,475,987	817,306	—	—
PNC Financial Services Group, Inc.	285,955	24,993	(3,076)	307,872	46,562,561	214,466	(525)	1,818,244

					$337,695,672	$1,307,119	$(4,405)	$3,763,726

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	1,642	06/15/18	$ 216,990	$ (5,258,330)

SCHEDULE OF INVESTMENTS	MARCH 31, 2018	8

Schedule of Investments (unaudited) (concluded)
March 31, 2018	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$14,685,767,405	$—	$—	$14,685,767,405
Short-Term Securities	247,368,094	—	—	247,368,094

	$14,933,135,499	$—	$—	$14,933,135,499

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(5,258,330)	$—	$—	$(5,258,330)

(a)	See above Schedule of Investments for values in each industry
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	MARCH 31, 2018	9

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 22, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	May 22, 2018